Short-Term Investments	12 Months Ended
Jun. 30, 2023
Short-Term Investments [Abstarct]
SHORT-TERM INVESTMENTS

5. SHORT-TERM INVESTMENTS

The following table summarizes the Group’s investment balances:

	As of June 30,
	2022	2023	2023
	RMB	RMB	US$
Short-term investments
- Private fund product	5,000	-	-
Total short-term investments	5,000	-	-

The Group purchased a private fund product in September 2021 with RMB5 million cash consideration. The Group accounted for this private fund investment using the equity method of accounting since the Group had more than minor interest in this fund. It was classified as short-term investment because the Group believed that the purpose of holding this product is for effective use of idle cash and the Group can redeem this fund without restrictions. The group has redeemed the private equity fund product in December 2022.

The Group recognized an investment income of RMB653 in the year ended June 30, 2021, nil in the year ended June 30, 2022 and an investment loss of RMB177 in the year ended June 30, 2023.